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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

/s/ David Rasiel                NEW YORK, NEW YORK             MAY 10, 2006
-------------------------      ---------------------         -------------------
        [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                                  -------------

Form 13F Information Table Entry Total:                                      38
                                                                  -------------

Form 13F Information Table Value Total:                              $1,240,106
                                                                  -------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER              NAME
         --------          ----------------------            -------------------
         None.

                                                            RR Partners LP
                                                      Form 13F Information Table
                                                     Quarter ended Marchr 31, 2006


                                                                                INVESTMENT DISCRETION      VOTING AUTHORITY

                                     FAIR MARKET SHARES OR
                    TITLE OF CUSIP      VALUE    PRINCIPAL SH/ PUT/        SHARED   SHARED  OTHER
ISSUER               CLASS  NUMBER (IN THOUSANDS) AMOUNT   PRN ALL SOLE    DEFINED  OTHER   MANAGERS    SOLE    SHARED     NONE
-------------------------------------------------------------------------------------------------------------------------------

APACHE CORP           COM  037411105   $25,318    386,468   SH     SOLE                                386,466
-------------------------------------------------------------------------------------------------------------------------------

ARROW ELECTRS INC     COM  042735100    $8,077    250,300   SH     SOLE                                250,300
-------------------------------------------------------------------------------------------------------------------------------

AVNET INC             COM  053807103    $8,870    349,500   SH     SOLE                                349,500
-------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC       CL A 093679108      $385     97,096   SH     SOLE                                 97,096
-------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC       CL B 093679207    $2,460    687,096   SH     SOLE                                687,096
-------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD HOMES
CORP                  COM  112723101   $39,122    754,373   SH     SOLE                                754,373
-------------------------------------------------------------------------------------------------------------------------------

DOLLAR THRIFTY AUTO
GROUP INC             COM  256743105    $3,087     68,000   SH     SOLE                                 68,000
-------------------------------------------------------------------------------------------------------------------------------

D R HORTON INC        COM  23331A109    $5,094    153,333   SH     SOLE                                153,333
-------------------------------------------------------------------------------------------------------------------------------

EMMIS BROADCASTING
CORP                  COM  2951525103  $22,856  1,428,500   SH     SOLE                              1,428,500
-------------------------------------------------------------------------------------------------------------------------------

FASTENAL CO           COM  311900104   $87,134  1,840,600   SH     SOLE                              1,840,600
-------------------------------------------------------------------------------------------------------------------------------

FIRST CMNTY BANCORP
CALIF                 COM  31983B101    $7,340    127,300   SH     SOLE                                127,300
-------------------------------------------------------------------------------------------------------------------------------

FIRST ENERGY CORP     COM  337932107   $19,814    405,200   SH     SOLE                                405,200
-------------------------------------------------------------------------------------------------------------------------------


                                                            RR Partners LP
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2005


                                                                                INVESTMENT DISCRETION      VOTING AUTHORITY

                                     FAIR MARKET SHARES OR
                    TITLE OF CUSIP      VALUE    PRINCIPAL SH/ PUT/        SHARED   SHARED  OTHER
ISSUER               CLASS  NUMBER (IN THOUSANDS) AMOUNT   PRN ALL SOLE    DEFINED  OTHER   MANAGERS    SOLE    SHARED     NONE
-------------------------------------------------------------------------------------------------------------------------------

HOSPIRA INC           COM  441060100   $45,675  1,157,500   SH     SOLE                              1,157,500
-------------------------------------------------------------------------------------------------------------------------------

INTEGRATED DEVICE
TECHNOLOGY            COM  458118106    $7,375    496,300   SH     SOLE                                496,300
-------------------------------------------------------------------------------------------------------------------------------

INTEL CORP            COM  458140100   $36,974  1,900,000   SH     SOLE                                350,000
-------------------------------------------------------------------------------------------------------------------------------

JOHNSON CTLS INC      COM  478366107   $28,534    375,800   SH     SOLE                              1,900,000
-------------------------------------------------------------------------------------------------------------------------------

LABORATORY CORP
OF AMER HOLDGS        COM  50540R409   $14,222    243,400   SH     SOLE                                375,800
-------------------------------------------------------------------------------------------------------------------------------

LAMAR ADVERTISING
CO                    CL A 512815101   $44,934    854,100   SH     SOLE                                243,400
-------------------------------------------------------------------------------------------------------------------------------

LIVE NATION INC       COM  538034109    $2,093    105,500   SH     SOLE                                854,100
-------------------------------------------------------------------------------------------------------------------------------

LOCKHEED MARTIN
CORP                  COM  539830109  $153,566  2,044,000   SH     SOLE                                105,500
-------------------------------------------------------------------------------------------------------------------------------

MAGNA INTL INC        CL A 559222401    $6,623     87,500   SH     SOLE                              2,044,000
-------------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUTIONS
INC                   COM  58405U102   $19,386    338,800   SH     SOLE                                 87,600
-------------------------------------------------------------------------------------------------------------------------------

MI DEVELOPMENT        CL A 55304X104    $5,198    148,950   SH     SOLE                                338,800
-------------------------------------------------------------------------------------------------------------------------------

NOKIA CORP            SPONS
                      ADR  654902204    $5,180    250,000   SH     SOLE                                148,950
-------------------------------------------------------------------------------------------------------------------------------

ORACLE CORP           COM  68389X105   $48,600  3,550,000   SH     SOLE                                250,000
-------------------------------------------------------------------------------------------------------------------------------

PARKER HANN           COM  701094104   $59,555    738,800   SH     SOLE                              3,550,000
-------------------------------------------------------------------------------------------------------------------------------

PIONEER NAT RES CO    COM  723787107   $74,473  1,683,000   SH     SOLE                                738,800
-------------------------------------------------------------------------------------------------------------------------------

QUEST DIAGNOSTICS
INC                   COM  74834L100   $39,368    767,400          SOLE                              1,683,000
-------------------------------------------------------------------------------------------------------------------------------

RYLAND GROUP INC      COM  783764103   $15,615    225,000   SH     SOLE                                767,400
-------------------------------------------------------------------------------------------------------------------------------

SHERWIN WILLIAMS CO   COM  824348106    $3,115     63,000   SH     SOLE                                225,000
-------------------------------------------------------------------------------------------------------------------------------

SMITH INTL INC        COM  832110100   $91,665  2,352,800   SH     SOLE                                 63,000
-------------------------------------------------------------------------------------------------------------------------------

ST PAUL TRAVELERS
INC                   COM  792860108   $14,627    350,000   SH     SOLE                              2,352,800
-------------------------------------------------------------------------------------------------------------------------------

STEWART ENTERPRISES
INC                   CL A 680370105    $2,721    476,600   SH     SOLE                                476,600
-------------------------------------------------------------------------------------------------------------------------------

STRAYER ED INC        COM  863236105   $34,216    334,600   SH     SOLE                                334,600
-------------------------------------------------------------------------------------------------------------------------------

STRYKER CORP          COM  863667101   $44,118    995,000   SH     SOLE                                995,000
-------------------------------------------------------------------------------------------------------------------------------

TIME WARNER INC       COM  887317108    $2,099    125,000   SH     SOLE                                125,000
-------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP
INC                   COM  91324P102   $17,596    315,000   SH     SOLE                                315,000
-------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC         COM  94973V107  $193,021  2,492,844   SH     SOLE                              2,492,844
-------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value              $1,240,106
(in thousands)
